Consolidated Statements of Loss and Comprehensive Loss - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	$ 25,051,359	$ 16,574,921	$ 5,236,436
Cost of revenue	(20,706,126)	(12,823,515)	(3,791,302)
Gross profit	4,345,233	3,751,406	1,445,134
Administrative expenses	(11,178,915)	(7,668,127)	(7,102,218)
Operating loss	(6,833,682)	(3,916,721)	(5,657,084)
Finance costs	(576,362)	(2,445,201)	(2,512,023)
Other incomes / (losses)	(5,703,229)	379,702	247,167
Loss before tax	(13,113,273)	(5,982,220)	(7,921,940)
Income tax expense
Loss and comprehensive loss for the year	$ (13,113,273)	$ (5,982,220)	$ (7,921,940)
Loss per share - Basic	$ (1.24)	$ (0.60)	$ (0.86)
Loss per share - Diluted	$ (1.24)	$ (0.60)	$ (0.86)
Weighted Average number of common shares - Basic	10,576,712	10,000,000	9,218,579
Weighted Average number of common shares - Diluted	10,576,712	10,000,000	9,218,579